Warrants (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2017
Warrants (Details) [Line Items]
Gross funds raised (in Dollars)			$ 5,300
Warrants issued			2,450,000
Description of warrants exercisable			The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date.
Issuance of offering date	March 2017	February 2017
Number of ordinary shares issued	968,550	12,981,800
American Depository Shares [Member]
Warrants (Details) [Line Items]
Warrants issued			2,400,000
Number of ADSs issued	9,685	129,818